LEASES - (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) lease	Dec. 31, 2024 USD ($) lease	Dec. 31, 2023 USD ($)	Nov. 30, 2019
Lessor, Lease, Description [Line Items]
Number of operating lease | lease	3	4
Weighted average remaining lease term	3 years 1 month 6 days	3 years 8 months 12 days
Weighted average discount rates	4.04%	3.99%
Variable lease costs	$ 0	$ 0	$ 0
Rent expenses	$ 1,200	$ 1,200	$ 1,100
CHINA | Office Space Lease
Lessor, Lease, Description [Line Items]
Term of lease contract		3 years
Weighted average discount rates		3.85%
CASI Wuxi
Lessor, Lease, Description [Line Items]
Term of lease contract				50 years